Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document Information Line Items
Entity Registrant Name	Nano Labs Ltd
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form F-1 (File No. 333-278977) as amended, (the “Registration Statement”) of Nano Labs Ltd (the “Company”) as originally declared effective by the Securities and Exchange Commission on July 11, 2024, is being filed (i) pursuant to the undertakings in Item 9 of the Registration Statement to include the information contained in the Company’s Report on Form 6-K that was filed with the SEC on September 30, 2024, including the Company’s unaudited condensed consolidated interim financial statements as of June 30, 2024 and for the six month periods ended June 30, 2024 and 2023; and (ii) certain other information. The information included in this filing amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001872302
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9